Schedule I Condensed Parent Company Other Disclosures (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Aug. 28, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Condensed Financial Statements, Captions [Line Items]
Debt		$ 9,910	$ 7,341
Gain from disposition of interest in Aptina		0	1	$ 119
Aptina
Condensed Financial Statements, Captions [Line Items]
Revenues from transactions with related parties				43
Notes Payable, Other Payables
Condensed Financial Statements, Captions [Line Items]
Debt		280	205
Notes Payable, Other Payables | Revolving Credit Facility 4
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		750
Debt		75
Micron Technology, Inc.
Condensed Financial Statements, Captions [Line Items]
Debt		7,388	5,452
Micron Technology, Inc. | Aptina
Condensed Financial Statements, Captions [Line Items]
Revenues from transactions with related parties				43
Micron Technology, Inc. | Consolidated subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues from transactions with related parties		5,380	5,420	$ 5,640
Micron Technology, Inc. | Aptina
Condensed Financial Statements, Captions [Line Items]
Gain from disposition of interest in Aptina	$ 119
Micron Technology, Inc. | Notes Payable, Other Payables
Condensed Financial Statements, Captions [Line Items]
Debt		10	$ 60
Micron Technology, Inc. | Payment Guarantee of Subsidiary Debt
Condensed Financial Statements, Captions [Line Items]
Maximum exposure from guarantees to subsidiaries		1,080
Micron Technology, Inc. | Payment Guarantee of Subsidiary Debt | Notes Payable, Other Payables | Revolving Credit Facility 4
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		750
Debt		$ 75